Basic and Diluted Net Loss per Share - Schedule of Basic Loss per Share and Diluted Loss per Share (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2016 $ / shares
Numerator:
Net loss	¥ (1,942,571,687)	$ (282,535,334)	¥ (94,759,689)		¥ (10,862,379)
Accretion to redemption value	(978,201)
Deemed dividend to preferred shareholders (note 12)	(1,916,871)
Gains on repurchase of convertible redeemable preferred shares (note 12)	18,332,152	2,666,301
Net loss attributable to ordinary shareholders-Basic and diluted	¥ (2,028,941,350)	$ (295,097,280)	¥ (100,772,472)		¥ (10,862,379)
Denominator:
Basic and diluted | shares	35,000,472	35,000,472	24,062,500		24,062,500
Basic and diluted loss per share | (per share)	¥ (57.97)	$ (8.43)	¥ (4.19)		¥ (0.45)
Series A1 Convertible Redeemable Preferred Shares
Numerator:
Accretion to redemption value	¥ (4,840,875)		¥ (798,981)
Series B1 Convertible Redeemable Preferred Shares
Numerator:
Accretion to redemption value	(37,001,459)
Series B2 Convertible Redeemable Preferred Shares
Numerator:
Accretion to redemption value	(31,800,587)
Series B3 Convertible Redeemable Preferred Shares
Numerator:
Accretion to redemption value	(12,312,158)
Series C1 Convertible Redeemable Preferred Shares
Numerator:
Accretion to redemption value	(133,451)
Series A Shares
Numerator:
Accretion to redemption value	(15,718,213)		¥ (5,213,802)
Accretion on redemption value of Series A convertible redeemable preferred shares of a subsidiary (note 17)	¥ (978,201)
American Depositary Shares
Denominator:
Basic and diluted | shares	140,001,888	140,001,888	96,250,000		96,250,000
Basic and diluted loss per share | $ / shares		$ (14.49)		$ (1.05)		$ (0.11)